Asset Retirement Obligation - Additiional Information (Detail)	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Asset Retirement Obligation Disclosure [Line Items]
Asset retirement obligation modified remaining lease term	10 months
Maximum [Member]
Asset Retirement Obligation Disclosure [Line Items]
Asset retirement obligation assets lease term		17 years
Minimum [Member]
Asset Retirement Obligation Disclosure [Line Items]
Asset retirement obligation assets lease term		15 years